Investment in affiliates and available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 1,790,805	$ 1,666,620		$ 1,790,805	$ 1,666,620
Investments in affiliates	72,512	174,263		72,512	174,263	$ 91,111
Portion of the carrying balance of related party loan	51,823			51,823		46,089
Equity in net (losses)/ earnings of affiliated companies	(16,779)	(3,025)		(12,502)	(9,489)
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired								10
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	3,019			3,019		3,357		$ 6,763
Estimated maximum potential loss	41,538			41,538		35,069
Investments in affiliates	4,750			$ 4,750		4,750		4,750
Profit Sharing Arrangement				On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net (losses)/ earnings of affiliated companies	0	0		$ 0	0
Navios Europe I | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest	9,578			9,578		8,994
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan	31,960			31,960		26,075
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity								24,100
Line of Credit Facility, Increase						30,000
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt								$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired							14
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	5,598			5,598		6,069			$ 9,419
Estimated maximum potential loss	42,351			42,351		29,370
Investments in affiliates	6,650			$ 6,650		6,650			$ 6,650
Profit Sharing Arrangement				On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net (losses)/ earnings of affiliated companies	591	$ 495		$ 1,151	$ 963
Navios Europe II | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest	13,583			13,583		12,432
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan	$ 28,768			$ 28,768		$ 16,938
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							$ 43,500
Line of Credit Facility, Increase			$ 14,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt							$ 14,000